9. RELATED PARTY TRANSACTIONS AND BALANCES: Schedule of Related Party Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Related Party Liabilities

Related party liabilities

		Years ended
	Services / Advances	December 31, 2024		December 31, 2023		December 31, 2022		As at December 31, 2024		As at December 31, 2023
Amounts due to:
Pacific Opportunity Capital Ltd. (a)	Rent, management, accounting, marketing and financing services		$122,400		$111,700		$135,135		$74,864		$47,277
Paul W. Kuhn (c)	Consulting and share-based payment		$150,000		$150,000		$165,884	$	Nil	$	Nil
Mark T. Brown (e)	Expense reimbursement	$	Nil	$	Nil	$	Nil		$380		$465
Paul L. Nelles (b)	Salaries and share-based payment	$	Nil	$	Nil		$12,460	$	Nil	$	Nil
TOTAL:			$272,400		$261,700		$313,479		$75,244		$47,742
								Amounts due from:
Paul W. Kuhn (c)	Consulting services	$	Nil	$	Nil	$	Nil		$154,292 (d)		$72,084 (d)